Average Annual Total Returns (Vanguard GNMA Fund Participant)	Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. GNMA Bond Index Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.65%	5.97%
Five Years	4.21%	4.11%
Ten Years	4.82%	4.85%